Accounts Receivables, Net (Details) - Schedule of Company’s Net Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Net Accounts Receivable [Abstract]
Trade accounts receivable	$ 42,357	$ 43,282
Less: allowance for credit losses	(42,357)	(43,075)
Accounts receivable, net		$ 207